Provisions - Movement in Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 2.6	$ 5.3
Charged to consolidated income statement	5.2	1.4
Credited to consolidated income statement	(0.4)	(0.6)
Cash payments	(3.5)	(3.3)
Translation		(0.2)
Provisions, ending balance	3.9	2.6
Included in current liabilities	2.8	1.5
Included in non-current liabilities	1.1	1.1
Rationalization and redundancy
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	0.8	2.6
Charged to consolidated income statement	4.3	1.4
Credited to consolidated income statement	0.0	(0.2)
Cash payments	(3.0)	(3.0)
Translation		0.0
Provisions, ending balance	2.1	0.8
Included in current liabilities	2.1	0.8
Included in non-current liabilities	0.0	0.0
Employee benefits
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	1.1	1.5
Charged to consolidated income statement	0.5	0.0
Credited to consolidated income statement	0.0	(0.4)
Cash payments	(0.5)	0.0
Translation		0.0
Provisions, ending balance	1.1	1.1
Included in current liabilities	0.0	0.0
Included in non-current liabilities	1.1	1.1
Environmental provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	0.7	1.2
Charged to consolidated income statement	0.4	0.0
Credited to consolidated income statement	(0.4)	0.0
Cash payments	0.0	(0.3)
Translation		(0.2)
Provisions, ending balance	0.7	0.7
Included in current liabilities	0.7	0.7
Included in non-current liabilities	$ 0.0	$ 0.0